Allowance for doubtful accounts (Tables)	12 Months Ended
Mar. 31, 2014
Allowance for Doubtful Accounts

An analysis of activity within the allowance for doubtful accounts for the years ended March 31, 2012, 2013 and 2014 are as follows:

	Yen in millions
	2012	2013	2014
Allowance for doubtful accounts at beginning of the year	¥1,013	¥1,002	¥1,375
Provision for doubtful accounts, net of reversal	30	166	366
Write-offs	(30)	(90)	(267)
Translation adjustment and other	(11)	297	119

Allowance for doubtful accounts at the end of the year	¥1,002	¥1,375	¥1,593